Jul. 30, 2020

BLACKSTONE ALTERNATIVE INVESTMENT FUNDS

Supplement dated July 1, 2021 to the

Blackstone Alternative Multi-Strategy Fund (the "Fund")

Prospectus, dated July 30, 2020, as supplemented

Removal of Sub-Adviser

Effective immediately, Good Hill Partners LP ("Good Hill") no longer serves as a sub-adviser to the Fund. The Fund's assets managed by Good Hill have been re-allocated by Blackstone Alternative Investment Advisors LLC ("BAIA"), the Fund's investment adviser, to the Fund's other sub-advisers or to BAIA to manage directly. Therefore, all references to Good Hill in the Fund's Prospectus are hereby removed.